Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	22,794,872	1,000,000
Preferred stock, shares issued	22,794,872	1,000,000
Preferred stock, shares outstanding	22,794,872	1,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	250,000,000
Common stock, shares issued	209,081,533	199,317,558
Common stock, shares outstanding	209,081,533	199,317,558